Available-for-sale Financial Assets Non Current - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of financial assets [Line Items]
Impairment loss on available-for-sale financial assets	$ 0	$ 0	$ 577,000,000	$ 107,000,000
Carrying value of non-listed available-for-sale financial assets disposed	5,000,000		9,000,000	2,000,000
Gains (losses) from disposal of available-for-sale assets	3,000,000		1,000,000	(400,000)
Taiwania Capital Buffalo Fund Co Ltd [Member]
Disclosure of financial assets [Line Items]
Amount invested in investment entity	$ 300,000,000
Ownership percentage in investment entity	12.90%	12.90%
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Impairment loss on available-for-sale financial assets	$ 0		577,000,000	26,000,000
Non-listed stocks [Member] | Ceased operations [Member]
Disclosure of financial assets [Line Items]
Impairment loss on available-for-sale financial assets				77,000,000
Non-listed stocks [Member] | Profit recession or deficit [Member]
Disclosure of financial assets [Line Items]
Impairment loss on available-for-sale financial assets	$ 0		$ 0	$ 4,000,000